Condensed Consolidated Interim Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Consolidated Interim Statements of Operations [Abstract]
Sales	$ 4,904	$ 4,201
Cost of sales	3,144	3,002
Gross profit	1,760	1,199
Operating expenses:
Research and development, net	2,389	1,755
Sales and marketing	2,212	3,108
General and administrative	1,578	1,591
Total operating expenses	6,179	6,454
Operating loss	(4,419)	(5,255)
Financing loss, net	(57)	(70)
Loss before income tax expense	(4,476)	(5,325)
Taxes on income
Net Loss	$ (4,476)	$ (5,325)
Net Loss Per Share - Basic and Diluted	$ (0.54)	$ (1.02)
Weighted Average Number of Ordinary Shares Outstanding - Basic and Diluted	8,233,649	5,209,122